Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 2,644	$ 2,294
Less: Accumulated depreciation and amortization		(2,223)	(1,775)
Property and Equipment, Net	$ 323	421	519
Laboratory and Office Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		1,739	1,489
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		419	374
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		297	265
Computer Equipment and Software
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 189	$ 166